Note 27 - Financial Instruments and Risks - Sensitivity Analysis of Financial Instruments (Details) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Total risk exposures [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	R$ 33.9
Sensitivity value level, adverse scenario	296.1
Sensitivity value level, remote scenario	590.3
Fair value of hedges and transactions
Commodities hedge [member] | Commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(38.0)
Sensitivity value level, probable scenario	(86.5)
Sensitivity value level, adverse scenario	(563.0)
Sensitivity value level, remote scenario	(1,088.0)
Commodities hedge [member] | Input purchase affecting the commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	92.1
Sensitivity value level, adverse scenario	611.4
Sensitivity value level, remote scenario	1,184.7
Fair value of hedging instrument transactions	38.0
Foreign currency exchange hedge [member] | Foreign exchange risk portion of cost exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(106.2)
Sensitivity value level, probable scenario	(200.9)
Sensitivity value level, adverse scenario	(2,488.7)
Sensitivity value level, remote scenario	(4,871.3)
Foreign currency exchange hedge [member] | Input purchase that affects the foreign exchange risk portion of cost exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	200.9
Sensitivity value level, adverse scenario	2,488.7
Sensitivity value level, remote scenario	4,871.3
Fair value of hedging instrument transactions	106.2
Foreign currency exchange hedge [member] | Foreign currency risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	(62.2)
Sensitivity value level, adverse scenario	(246.6)
Sensitivity value level, remote scenario	(450.8)
Fair value of hedging instrument transactions	(42.4)
Foreign currency exchange hedge [member] | Capex Purchase affecting the foreign currency exchange risk portion of the fixed assets exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	42.4
Sensitivity value level, probable scenario	62.2
Sensitivity value level, adverse scenario	246.6
Sensitivity value level, remote scenario	450.8
Foreign currency exchange hedge [member] | Total fixed asset exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Fair value of hedges and transactions
Foreign currency exchange hedge [member] | Foreign currency exchange risk portion of expenses exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(15.1)
Sensitivity value level, probable scenario	(21.7)
Sensitivity value level, adverse scenario	(80.6)
Sensitivity value level, remote scenario	(146.1)
Foreign currency exchange hedge [member] | Expenses that affect the foreign currency exchange risk portion of expenses exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	21.7
Sensitivity value level, adverse scenario	80.6
Sensitivity value level, remote scenario	146.1
Fair value of hedging instrument transactions	15.1
Foreign currency exchange hedge [member] | Total expenses exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Fair value of hedges and transactions
Foreign currency exchange hedge [member] | Cash transaction affecting the foreign currency exchange risk portion of cash exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	0.7
Sensitivity value level, adverse scenario	28.6
Sensitivity value level, remote scenario	57.2
Fair value of hedging instrument transactions
Commodities and foreign exchange hedges [member] | Total cost exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	5.6
Sensitivity value level, adverse scenario	48.4
Sensitivity value level, remote scenario	96.7
Fair value of hedges and transactions
Interest hedge [member] | Interest expenses affecting the interest rate portion of the debts exposure portion [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	1.6
Sensitivity value level, adverse scenario	15.2
Sensitivity value level, remote scenario	28.6
Fair value of hedging instrument transactions
Interest and foreign currency hedges [member] | Total debts exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	2.3
Sensitivity value level, adverse scenario	43.8
Sensitivity value level, remote scenario	85.8
Fair value of hedges and transactions
Equity instrument hedges [member] | Stock exchange price risk portion of the equity instrument exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	19.6
Sensitivity value level, probable scenario	(17.6)
Sensitivity value level, adverse scenario	(244.8)
Sensitivity value level, remote scenario	(509.3)
Equity instrument hedges [member] | Total equity exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	26.0
Sensitivity value level, adverse scenario	203.9
Sensitivity value level, remote scenario	407.8
Fair value of hedges and transactions
Expenses [member] | Stock exchange price risk portion of the equity instrument exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	43.6
Sensitivity value level, adverse scenario	448.7
Sensitivity value level, remote scenario	917.1
Fair value of hedging instrument transactions	R$ (19.6)